Property and Plant and Equipment - Schedule of Property and Plant and Equipment (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Property and Plant and Equipment [Line Items]
Carrying value at beginning of year	$ 853	$ 7,555
Additions	1,131
Loss on disposal of fixed asset	945
Depreciation charge for the year	(1,088)	(6,642)
Foreign exchange	175	(60)
Carrying value at end of year	2,016	853
Cost [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	35,965	30,924
Accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	(33,949)	(30,071)
Net of accumulated depreciation [Member]
Schedule of Property and Plant and Equipment [Line Items]
Office equipment	$ 2,016	$ 853